July 9, 2001



EDGAR Postmaster, BDM: Postmaster

Re:      SunAmerica Series Trust
         Securities Act File No. 33-52742, Investment Company Act No. 811-7238

Gentlemen:

         Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated July 9, 2001, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on July 5, 2001.

         Please provide a Notice of Acceptance for receipt of this filing.

                                          Very truly yours,

                                          /s/  Peter E. Pisapia
                                          ----------------------
                                          Peter E. Pisapia
                                          Counsel




                                       1